Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other current payables [abstract]
Schedule of accounts payable and accrued liabilities
Accounts payable and accrued liabilities consist of:

	December 31, 2017	December 31, 2016
Trade accounts payable(1)	$47,138	$45,344
Royalties payable	4,896	4,612
Other accounts payable and trade related accruals	29,690	48,767
Payroll and related benefits	29,329	24,971
Severance accruals	1,092	688
Other taxes payable	3,439	1,791
Advances on concentrate inventory	—	33
Other	24,114	17,296
	$139,698	$143,502

(1)	No interest is charged on the trade accounts payable ranging from 30 to 60 days from the invoice date. The Company has policies in place to ensure that all payables are paid within the credit terms.